Consolidated Statements of Cash Flows (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Operating activities:
Net income	¥ 61,108	¥ 47,908	¥ 54,735
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	26,993	29,171	31,242
(Gain) loss on sales of securities-net	(4,845)	(1,821)	116
Gain on nonmonetary exchange of securities	(2,774)
Valuation loss on other investments	1,758	143	8,618
(Gain) loss from disposal of fixed assets-net	844	118	(151)
Equity in net income of affiliated companies	(492)	(402)	(222)
Deferred income taxes	3,547	(2,563)	5,109
Change in assets and liabilities:
(Increase) decrease in notes and accounts receivable	5,707	20,380	(128,586)
(Increase) decrease in inventories	(13,640)	38,802	(35,636)
Decrease in interest in sold receivables			70,132
(Increase) decrease in other current assets	8,459	1,205	(21,322)
Increase (decrease) in trade notes and accounts payable	9,285	(22,780)	(19,771)
Increase (decrease) in income taxes payable	(17,684)	18,005	(7,008)
Increase (decrease) in other current liabilities	7,474	(9,896)	28,727
Increase (decrease) in accrued retirement and pension costs	(9,627)	467	(10,054)
Other	5,794	335	1,494
Net cash provided by (used in) operating activities	81,907	119,072	(22,577)
Investing activities:
Purchases of fixed assets	(27,358)	(26,621)	(32,959)
Purchases of investments	(444)	(389)	(5,908)
Proceeds from sales of property, plant, and equipment	870	1,182	2,961
Proceeds from sales and redemption of investments	6,300	9,101	261
Increase in finance receivables	(170,063)	(172,218)	(193,495)
Collection of finance receivables	142,852	150,368	154,935
Net (increase) decrease in time deposits	3,747	(3,826)
Other	515	(996)	184
Net cash used in investing activities	(43,581)	(43,399)	(74,021)
Financing activities:
Proceeds from issuance of long-term debt	62,489	121,966	129,967
Repayments of long-term debt	(93,895)	(90,067)	(74,386)
Net increase (decrease) in short-term borrowings	7,238	(43,729)	54,619
Cash dividends	(15,267)	(17,814)	(19,193)
Purchases of treasury stock	(50)	(191)	(5,338)
Purchases of noncontrolling interests	(2,317)	(6,407)
Other	87	1,570	(809)
Net cash provided by (used in) financing activities	(41,715)	(34,672)	84,860
Effect of exchange rate changes on cash and cash equivalents	(2,746)	922	(7,541)
Net increase (decrease) in cash and cash equivalents	(6,135)	41,923	(19,279)
Cash and cash equivalents, beginning of year	111,428	69,505	88,784
Cash and cash equivalents, end of year	¥ 105,293	¥ 111,428	¥ 69,505